Notes Payable - Schedule of Maturities of Long-Term Debt (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2021 (April to December)	$ 1,112,021
2022	307,371	$ 1,074,067
2023	35,467	184,237
2024	403,526	46,147
2025	14,082	230,000
Total	$ 1,872,467	$ 1,550,091